Financial instruments (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Assets
Cash and Due from Banks	SFr 240	SFr 406	SFr 304	SFr 724
Interest-bearing deposits with banks	2	0	0	309
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	80,636	88,876	104,283	86,586
Securities received as collateral	28,851	28,106	26,854	21,611
Trading assets	205,688	235,564	241,131	235,427
Investment securities	3,370	2,808	2,791	3,323
Other investments	4,621	5,055	5,654	5,252
Loans	19,778	21,914	22,913	19,897
Other intangible assets (mortgage servicing rights)	81	67	70	66
Other assets	28,144	SFr 30,785	32,320	SFr 31,273
Netting impact	(356,200)		(590,000)
Recurring basis
Assets
Cash and Due from Banks	240		304
Interest-bearing deposits with banks	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	80,636		104,283
Securities received as collateral	28,851		26,854
Trading assets	205,688		241,131
Investment securities	3,370		2,791
Other investments	4,621		5,654
Loans	19,778		22,913
Loans - of which commercial and industrial	11,090		11,669
Loans - of which financial institutions	5,726		7,721
Other intangible assets (mortgage servicing rights)	81		70
Other assets	28,144		32,320
Other assets - of which loans held-for-sale	20,856		22,958
Netting impact	(356,166)		(590,011)
Total assets at fair value	371,411		436,320
Less other investments - equity at fair value attributable to noncontrolling interests	(703)		(1,029)
Less assets consolidated under ASU 2009-17	(11,183)		(12,278)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	359,525		423,013
Recurring basis | Private equity
Assets
Other investments	1,094		1,286
Recurring basis | Private equity - of which equity funds
Assets
Other investments	459		585
Recurring basis | Hedge funds
Assets
Other investments	341		533
Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	301		483
Recurring basis | Other equity investments
Assets
Other investments	1,559		2,001
Recurring basis | Other equity investments - of which private
Assets
Other investments	1,552		1,920
Recurring basis | Life finance instruments
Assets
Other investments	1,627		1,834
Recurring basis | Debt securities
Assets
Securities received as collateral	583		902
Trading assets	83,371		94,391
Investment securities	3,279		2,683
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	31,866		37,031
Investment securities	1,796		2,066
Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	297		745
Trading assets	19,500		23,956
Investment securities	254		313
Recurring basis | Debt securities | RMBS
Assets
Trading assets	22,943		22,762
Investment securities	687
Recurring basis | Debt securities | CMBS
Assets
Trading assets	4,625		5,550
Investment securities	246
Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	4,044		4,606
Recurring basis | Equity securities
Assets
Securities received as collateral	28,268		25,952
Trading assets	80,326		94,294
Investment securities	91		108
Recurring basis | Derivative instruments
Assets
Trading assets	29,995		38,012
Netting impact	(354,997)		(588,917)
Recurring basis | Other
Assets
Trading assets	11,996		14,434
Recurring basis | Other assets
Assets
Netting impact	(1,169)		(1,094)
Level 1 | Recurring basis
Assets
Cash and Due from Banks	0		0
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	28,320		26,029
Trading assets	110,220		125,723
Investment securities	2,092		2,370
Other investments	5		77
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights)	0		0
Other assets	1,958		2,457
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	142,595		156,656
Less other investments - equity at fair value attributable to noncontrolling interests	(4)		(75)
Less assets consolidated under ASU 2009-17	0		0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	142,591		156,581
Level 1 | Recurring basis | Private equity
Assets
Other investments	0		0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0		0
Level 1 | Recurring basis | Hedge funds
Assets
Other investments	0		0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0		0
Level 1 | Recurring basis | Other equity investments
Assets
Other investments	5		77
Level 1 | Recurring basis | Other equity investments - of which private
Assets
Other investments	0		0
Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0		0
Level 1 | Recurring basis | Debt securities
Assets
Securities received as collateral	112		121
Trading assets	27,505		31,937
Investment securities	2,090		2,368
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	27,334		31,708
Investment securities	1,796		2,066
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0		0
Trading assets	16		28
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0		0
Investment securities	0
Level 1 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	0		0
Investment securities	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	0		0
Level 1 | Recurring basis | Equity securities
Assets
Securities received as collateral	28,208		25,908
Trading assets	73,447		86,333
Investment securities	2		2
Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	6,755		4,467
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	1,486		1,616
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	185		118
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	5,081		2,711
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0		0
Level 1 | Recurring basis | Other
Assets
Trading assets	2,513		2,986
Level 2 | Recurring basis
Assets
Cash and Due from Banks	240		304
Interest-bearing deposits with banks	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	80,490		104,206
Securities received as collateral	531		825
Trading assets	436,328		687,145
Investment securities	1,130		418
Other investments	189		294
Loans	11,509		13,560
Loans - of which commercial and industrial	5,784		5,816
Loans - of which financial institutions	3,906		6,227
Other intangible assets (mortgage servicing rights)	0		0
Other assets	21,702		23,489
Other assets - of which loans held-for-sale	15,565		16,107
Total assets at fair value	552,121		830,241
Less other investments - equity at fair value attributable to noncontrolling interests	(38)		(133)
Less assets consolidated under ASU 2009-17	(8,254)		(9,123)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	543,829		820,985
Level 2 | Recurring basis | Private equity
Assets
Other investments	0		0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0		0
Level 2 | Recurring basis | Hedge funds
Assets
Other investments	104		219
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	69		181
Level 2 | Recurring basis | Other equity investments
Assets
Other investments	83		75
Level 2 | Recurring basis | Other equity investments - of which private
Assets
Other investments	83		70
Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	2		0
Level 2 | Recurring basis | Debt securities
Assets
Securities received as collateral	471		781
Trading assets	52,170		57,989
Investment securities	1,044		315
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	4,218		4,869
Investment securities	0		0
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	297		745
Trading assets	18,241		22,493
Investment securities	254		313
Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	22,358		22,150
Investment securities	542
Level 2 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	4,467		5,293
Investment securities	246
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	2,849		3,185
Level 2 | Recurring basis | Equity securities
Assets
Securities received as collateral	60		44
Trading assets	5,191		6,395
Investment securities	86		103
Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	373,381		615,639
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	265,363		466,890
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	62,869		89,101
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	22,685		26,644
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	19,874		24,451
Level 2 | Recurring basis | Other
Assets
Trading assets	5,586		7,122
Level 3 | Recurring basis
Assets
Cash and Due from Banks	0		0
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	146		77
Securities received as collateral	0		0
Trading assets	14,137		17,180
Investment securities	148		3
Other investments	4,427		5,283
Loans	8,269		9,353
Loans - of which commercial and industrial	5,306		5,853
Loans - of which financial institutions	1,820		1,494
Other intangible assets (mortgage servicing rights)	81		70
Other assets	5,653		7,468
Other assets - of which loans held-for-sale	5,291		6,851
Total assets at fair value	32,861		39,434
Less other investments - equity at fair value attributable to noncontrolling interests	(661)		(821)
Less assets consolidated under ASU 2009-17	(2,929)		(3,155)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	29,271		35,458
Level 3 | Recurring basis | Private equity
Assets
Other investments	1,094		1,286
Level 3 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	459		585
Level 3 | Recurring basis | Hedge funds
Assets
Other investments	237		314
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	232		302
Level 3 | Recurring basis | Other equity investments
Assets
Other investments	1,471		1,849
Level 3 | Recurring basis | Other equity investments - of which private
Assets
Other investments	1,469		1,850
Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,625		1,834
Level 3 | Recurring basis | Debt securities
Assets
Securities received as collateral	0		0
Trading assets	3,696		4,465
Investment securities	145		0
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	314		454
Investment securities	0		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0		0
Trading assets	1,243		1,435
Investment securities	0		0
Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	585		612
Investment securities	145
Level 3 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	158		257
Investment securities	0
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,195		1,421
Level 3 | Recurring basis | Equity securities
Assets
Securities received as collateral	0		0
Trading assets	1,688		1,566
Investment securities	3		3
Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	4,856		6,823
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	1,141		1,803
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	372		301
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	938		1,063
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	1,292		2,569
Level 3 | Recurring basis | Other
Assets
Trading assets	3,897		4,326
Bank
Assets
Securities received as collateral	28,851		26,854
Trading assets	SFr 205,898		SFr 241,313